UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

This Rule 24f-2 Notice is filed on behalf AEGON/Transamerica
Series Fund, Inc. (the "Fund") pursuant to Rule 24f-2 under the Investment Company Act of 1940.

1.		Name and address of issuer:

AEGON/Transamerica Series Fund, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716

2. The name of each series or class of securities for
	which this Form is filed (if the Form is being filed for
	all series and classes of securities of the issuer, check the
	box but do not list series or classes).		  :

3.		Investment Company Act File Number:	1940 Act File Number 811-4419
1933 Act File Number 33-507

4.(a)	Last day of fiscal year for which this Form is filed:  December 31, 2001

4.(b)	9	Check box if this Form is being filed late
	(i.e., more than 90 calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)	:

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4.(c)	9	Check box if this is the last time the issuer will be filing this Form.

5.		Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):  			$36,492,834.17

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:			$24,509,867.49

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:					$   -0-
(iv)	Total available redemption credits
(add Items 5(ii) and 5 (iii):					$24,509,867.49
(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:			$11,982,966.68


(vi)	Redemption credits available for use in future
years - if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:		$        NONE

(vii)	Multiplier for determining registration fee
(See Instruction C.9):					.000092

(viii)	Registration fee due [multiply Item 5(v) by    $1102.43
Item t(vii)] (enter "0" if no fee is due):

6.		Prepaid Shares    N/A

If the response to Item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ___-0-_____. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____-0-_____.

7. Interest due - if this Form is being filed more than 90 days after the end
	of the issuer's fiscal year (see Instruction D):	$0

8. Total of the amount of the registration fee due plus any interest
	due [line 5(viii) plus line 7]:  			$1,102.43

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
	CIK# - 0000787623 sent on 03/25/2002.
Method of Delivery:
(x) Wire Transfer
	Mail or other means

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter, Esq.
Vice President, Secretary and Counsel
Date:	March 26, 2002